Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	€ 481,244	€ 395,683	€ 784,168	€ 644,173
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	362,524	303,951	502,934	421,745
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	117,773	90,262	278,428	219,697
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	€ 947	€ 1,470	€ 2,806	€ 2,731